CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 8,434	$ 8,027	$ 8,601
Expenses
Selling, general and administrative	2,624	2,367	2,554
Research and development	465	452	471
Amortization of intangible assets	1,375	1,645	1,897
Goodwill impairments	469	0	0
Asset impairments, including loss on assets held for sale	234	114	75
Restructuring, integration, separation and IPO costs	50	22	31
Other expense, net	373	502	1,426
Total Expenses	7,984	7,351	8,804
Operating income (loss)	450	676	(203)
Interest income	7	13	12
Interest expense	(1,426)	(1,534)	(1,612)
Loss on extinguishment of debt	(62)	(59)	(42)
Foreign exchange and other	7	(30)	8
Loss before benefit from income taxes	(1,024)	(934)	(1,837)
Benefit from income taxes	87	375	54
Net loss	(937)	(559)	(1,783)
Net income attributable to noncontrolling interest	(11)	(1)	(5)
Net loss attributable to Bausch Health Companies Inc.	$ (948)	$ (560)	$ (1,788)
Basic loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (2.64)	$ (1.58)	$ (5.08)
Diluted loss per share attributable to Bausch Health Companies Inc. (in dollars per share)	$ (2.64)	$ (1.58)	$ (5.08)
Basic weighted-average common shares (in shares)	358.9	355.0	352.1
Diluted weighted-average common shares (in shares)	358.9	355.0	352.1
Product sales
Revenues
Revenues	$ 8,342	$ 7,924	$ 8,489
Expenses
Cost of goods sold (excluding amortization and impairments of intangible assets) and Cost of other revenues	2,361	2,202	2,297
Other revenues
Revenues
Revenues	92	103	112
Expenses
Cost of goods sold (excluding amortization and impairments of intangible assets) and Cost of other revenues	$ 33	$ 47	$ 53